14. STOCK-BASED COMPENSATION (Details)	12 Months Ended
	Dec. 31, 2016
Option 1
Date of Grant	Sep. 24, 2015
Dividend yield	0.00%	[1]
Risk - free interest rate	1.84%	[2]
Volatility	26.00%	[3]
Expected Life (in years)	6 years 29 days	[4]
Option 2
Date of Grant	Dec. 28, 2015
Dividend yield	0.00%	[1]
Risk - free interest rate	2.05%	[2]
Volatility	25.00%	[3]
Expected Life (in years)	6 years 29 days	[4]
Option 3
Date of Grant	Apr. 09, 2016
Dividend yield	0.00%	[1]
Risk - free interest rate	2.05%	[2]
Volatility	41.00%	[3]
Expected Life (in years)	6 years 29 days	[4]
Option 4
Date of Grant	Sep. 27, 2016
Dividend yield	0.00%	[1]
Risk - free interest rate	1.39%	[2]
Volatility	32.00%	[3]
Expected Life (in years)	6 years 29 days	[4]
Option 5
Date of Grant	Nov. 27, 2016
Dividend yield	0.00%	[1]
Risk - free interest rate	2.12%	[2]
Volatility	32.00%	[3]
Expected Life (in years)	6 years 29 days	[4]

[1]	The Company has no expectation of paying regular cash dividends on its ordinary shares.
[2]	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected term of the awards in effect at the time of grant.
[3]	The Company estimates the volatility of its ordinary shares at the date of grant based on its historical monthly price observations.
[4]	The expected life of stock options granted under the Incentive Plan is based on expected exercise patterns, which the Company believes are representative of future behavior.